Document And Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Entity Registrant Name	LLOYDS BANKING GROUP plc
Document Type	6-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001160106
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	H1